Employee Costs - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) Employee	Dec. 31, 2024 EUR (€) Employee	Dec. 31, 2023 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 227,118	€ 173,474	€ 170,278
Share-based payment	116,171	95,512	66,660
Pensions (defined contribution plans)	6,921	4,485	4,403
Social security costs	21,134	15,003	12,877
Other employee costs	5,221	4,061	4,238
Total employee costs	€ 376,565	€ 292,535	€ 258,456
Average number of employees | Employee	1,103	892	851
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	€ 145,673	€ 131,867	€ 127,002
Selling, general and administrative expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	210,418	144,181	115,706
Cost of sales [member]
Disclosure of employee compensation costs [line items]
Total employee costs	20,474	16,487	15,748
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	442	482	543
Share-based payment	2,425	2,169	1,276
Total employee costs	2,867	2,651	1,819
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	5,466	4,148	4,375
Share-based payment	18,568	18,334	13,243
Pensions (defined contribution plans)	73	57	54
Social security costs	598	118	103
Other employee costs	20	20	20
Total employee costs	24,725	22,677	17,795
Nonexecutivesenior management [Member]
Disclosure of employee compensation costs [line items]
Wages and salaries	6,466	3,286	4,673
Share-based payment	14,464	10,266	9,529
Pensions (defined contribution plans)	136	98	122
Social security costs	316	52	45
Other employee costs	40	25	40
Total employee costs	€ 21,422	€ 13,727	€ 14,409